Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Research and Development Expense [Abstract]
Schedule of Research and Development Expenses
	Year Ended December 31,
	2020	2019

Employees’ salaries and related expenses	$1,710	$1,864
Subcontractors	142	50
Materials used	84	142
Depreciation	36	39
Factory and other expenses	43	115

	$2,015	$2,210